Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	£ 7,355	£ 6,895	£ 5,971
Cost of sales	(2,631)	(2,488)	(2,129)
Gross profit	4,724	4,407	3,842
Selling and distribution costs	(1,163)	(1,109)	(965)
Administration and other expenses	(1,693)	(1,627)	(1,444)
Share of results of joint ventures	37	37	64
Operating profit	1,905	1,708	1,497
Finance income	4	8	3
Finance costs	(186)	(203)	(177)
Net finance costs	(182)	(195)	(174)
Disposals and other non-operating items	11	(40)	(11)
Profit before tax	1,734	1,473	1,312
Current tax	(439)	(374)	(370)
Deferred tax	372	70	72
Tax expense	(67)	(304)	(298)
Net profit for the year	1,667	1,169	1,014
Attributable to:
RELX PLC and RELX NV shareholders	1,659	1,161	1,008
Non-controlling interests	8	8	6
Net profit for the year	£ 1,667	£ 1,169	£ 1,014
RELX PLC [member]
Basic earnings per share
Basic earnings per share	£ 0.822	£ 0.563	£ 0.464
Diluted earnings per share
Diluted earnings per share	0.815	0.558	0.460
RELX NV [member]
Basic earnings per share
Basic earnings per share	0.822	0.563	0.494
Diluted earnings per share
Diluted earnings per share	£ 0.815	£ 0.558	£ 0.489